PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Years
Office furniture and equipment	6-7
Computers and software	3
Laboratory equipment and machines	5-7

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computers and software	Laboratory equipment and machines	Office furniture and equipment	Total
	NIS in thousands

Cost:
Balance as of January 1, 2025	1,549	9,548	566	11,663
Additions	118	7	10	135
Balance as of December 31, 2025	1,667	9,555	576	11,798

Accumulated depreciation:
Balance as of January 1, 2025	1,003	2,747	268	4,018
Additions	294	1,589	75	1,958
Balance as of December 31, 2025	1,297	4,336	343	5,976
	370	5,219	233	5,822

Cost:
Balance as of January 1, 2024	1,145	9,451	558	11,154
Additions	404	97	8	509
Balance as of December 31, 2024	1,549	9,548	566	11,663

Accumulated depreciation:
Balance as of January 1, 2024	698	1,287	192	2,177
Additions	305	1,460	76	1,841
Balance as of December 31, 2024	1,003	2,747	268	4,018
	546	6,801	298	7,645

Cost:
Balance as of January 1, 2023	978	4,444	540	5,962
Additions	167	5,007	18	5,192
Balance as of December 31, 2023	1,145	9,451	558	11,154

Accumulated depreciation:
Balance as of January 1, 2023	407	260	118	785
Additions	291	1,027	74	1,392
Balance as of December 31, 2023	698	1,287	192	2,177
	447	8,164	366	8,977

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – PROPERTY AND EQUIPMENT (cont.)

Convenience translation into U.S. dollars (see note 2c(3))

	Computers and software	Laboratory equipment and machines	Office furniture and equipment	Total
	in thousands

Cost:
Balance as of January 1, 2025	486	2,993	177	3,656
Additions	37	2	3	42
Balance as of December 31, 2025	523	2,995	180	3,698

Accumulated depreciation:
Balance as of January 1, 2025	314	862	83	1,259
Additions	92	498	24	614
Balance as of December 31, 2025	406	1,360	107	1,873
	117	1,635	73	1,825